Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000161837 | Top10HoldingMoogBNY-615394202
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161837 | Top10HoldingHut 8BNY-44812J104
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161837 | Top10HoldingViasatBNY-92552V100
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161837 | Top10HoldingBrightSpring Health ServicesBNY-10950A106
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161837 | Top10HoldingCytokineticsBNY-23282W605
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161837 | Top10HoldingMaxLinearBNY-57776J100
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161837 | Top10HoldingArganBNY-04010E109
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161837 | Top10HoldingUMB FinancialBNY-902788108
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161837 | Top10HoldingJFrogBNY-BMX6JW3
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161837 | Top10HoldingRiot PlatformsBNY-767292105
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161837 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000161837 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000161837 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000161837 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000161837 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000161837 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000161837 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000161837 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000161837 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000161837 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000161838 | Top10HoldingMoogBNY-615394202
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161838 | Top10HoldingHut 8BNY-44812J104
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161838 | Top10HoldingViasatBNY-92552V100
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161838 | Top10HoldingBrightSpring Health ServicesBNY-10950A106
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161838 | Top10HoldingCytokineticsBNY-23282W605
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161838 | Top10HoldingMaxLinearBNY-57776J100
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161838 | Top10HoldingArganBNY-04010E109
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161838 | Top10HoldingUMB FinancialBNY-902788108
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161838 | Top10HoldingJFrogBNY-BMX6JW3
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161838 | Top10HoldingRiot PlatformsBNY-767292105
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161838 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000161838 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000161838 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000161838 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000161838 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000161838 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000161838 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000161838 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000161838 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000161838 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000219329 | Top10HoldingMoogBNY-615394202
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000219329 | Top10HoldingHut 8BNY-44812J104
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000219329 | Top10HoldingViasatBNY-92552V100
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000219329 | Top10HoldingBrightSpring Health ServicesBNY-10950A106
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000219329 | Top10HoldingCytokineticsBNY-23282W605
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000219329 | Top10HoldingMaxLinearBNY-57776J100
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000219329 | Top10HoldingArganBNY-04010E109
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000219329 | Top10HoldingUMB FinancialBNY-902788108
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000219329 | Top10HoldingJFrogBNY-BMX6JW3
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000219329 | Top10HoldingRiot PlatformsBNY-767292105
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000219329 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000219329 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000219329 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000219329 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000219329 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000219329 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000219329 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000219329 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000219329 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000219329 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.80%